Investments	12 Months Ended
Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Investments	INVESTMENTS
The following tables present the composition of our investment portfolio by major security type, consistent with our classification of how we manage, monitor, and measure the portfolio. Our securities are reported in our consolidated balance sheets at fair value. The changes in fair value for our fixed-maturity securities (other than hybrid securities) are reported as a component of accumulated other comprehensive income, net of deferred income taxes, in our consolidated balance sheets. The net holding period gains (losses) reported below represent the inception-to-date changes in fair value of the securities. The changes in the net holding period gains (losses) between periods for the hybrid securities and equity securities are recorded as a component of net realized gains (losses) on securities in our consolidated statements of comprehensive income.

($ in millions)	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Net Holding Period Gains (Losses)	Fair Value	% of Total Fair Value
December 31, 2020
Available-for-sale securities:
Fixed maturities:
U.S. government obligations	$12,437.9	$305.8	$(3.7)	$0	$12,740.0	26.8%
State and local government obligations	3,099.4	123.1	(0.7)	0	3,221.8	6.8
Corporate debt securities	9,579.7	601.7	(0.1)	3.9	10,185.2	21.4
Residential mortgage-backed securities	503.3	7.1	(0.9)	0	509.5	1.1
Commercial mortgage-backed securities	6,042.6	142.5	(10.0)	0	6,175.1	13.0
Other asset-backed securities	3,745.0	40.1	(0.5)	0	3,784.6	7.9
Redeemable preferred stocks	181.2	3.6	(1.4)	11.3	194.7	0.4
Total fixed maturities	35,589.1	1,223.9	(17.3)	15.2	36,810.9	77.4
Short-term investments	5,218.5	0	0	0	5,218.5	11.0
Total available-for-sale securities	40,807.6	1,223.9	(17.3)	15.2	42,029.4	88.4
Equity securities:
Nonredeemable preferred stocks	1,358.7	0	0	89.2	1,447.9	3.1
Common equities	1,187.3	0	0	2,865.7	4,053.0	8.5
Total equity securities	2,546.0	0	0	2,954.9	5,500.9	11.6
Total portfolio[1]	$43,353.6	$1,223.9	$(17.3)	$2,970.1	$47,530.3	100.0%

($ in millions)	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Net Holding Period Gains (Losses)	Fair Value	% of Total Fair Value
December 31, 2019
Available-for-sale securities:
Fixed maturities:
U.S. government obligations	$13,100.7	$194.1	$(43.7)	$0	$13,251.1	33.7%
State and local government obligations	1,686.0	30.0	(2.7)	0	1,713.3	4.4
Corporate debt securities	6,860.3	206.6	(0.5)	1.3	7,067.7	18.0
Residential mortgage-backed securities	625.0	4.5	(2.0)	0	627.5	1.6
Commercial mortgage-backed securities	5,020.7	61.5	(6.0)	0	5,076.2	12.9
Other asset-backed securities	5,164.7	16.2	(1.4)	0	5,179.5	13.2
Redeemable preferred stocks	185.7	4.1	(1.3)	6.5	195.0	0.5
Total fixed maturities	32,643.1	517.0	(57.6)	7.8	33,110.3	84.3
Short-term investments	1,798.8	0	0	0	1,798.8	4.6
Total available-for-sale securities	34,441.9	517.0	(57.6)	7.8	34,909.1	88.9
Equity securities:
Nonredeemable preferred stocks	971.3	0	0	67.6	1,038.9	2.7
Common equities	1,125.5	0	0	2,180.8	3,306.3	8.4
Total equity securities	2,096.8	0	0	2,248.4	4,345.2	11.1
Total portfolio[1]	$36,538.7	$517.0	$(57.6)	$2,256.2	$39,254.3	100.0%
[1] Our portfolio reflects the effect of net unsettled security transactions; at December 31, 2020, $95.5 million was included in “other liabilities,” compared to $11.9 million at December 31, 2019.
The total fair value of the portfolio at December 31, 2020 and 2019 included $6.2 billion and $3.2 billion, respectively, of securities held in a consolidated, non-insurance subsidiary of the holding company, net of any unsettled security transactions. A portion of these investments were sold and proceeds used to pay our common share dividends; see Note 14 – Dividends for additional information.
At December 31, 2020, bonds and certificates of deposit in the principal amount of $298.2 million were on deposit to meet state insurance regulatory requirements. We did not hold any securities of any one issuer, excluding U.S. government obligations, with an aggregate cost or fair value exceeding 10% of total shareholders’ equity at December 31, 2020 or 2019. At December 31, 2020, we did not hold any debt securities that were non-income producing during the preceding 12 months.
Short-Term Investments Our short-term investments may include commercial paper and other investments that are expected to mature or are redeemable within one year.
We invested in repurchase and reverse repurchase transactions during 2020 and 2019, but did not have any open positions at December 31, 2020 or 2019. To the extent we enter into repurchase or reverse repurchase transactions, consistent with past practice, we would elect not to offset these transactions and would report them on a gross basis on our consolidated balance sheets, despite the option to elect to offset these transactions as long as they were with the same counterparty and subject to an enforceable master netting arrangement.
Hybrid Securities Certain securities in our fixed maturities portfolio are accounted for as hybrid securities because they contain embedded derivatives that are not deemed to be clearly and closely related to the host investments. These securities are reported at fair value at December 31:

(millions)	2020	2019
Fixed Maturities:
State and local government obligations	$0	$3.5
Corporate debt securities	188.4	91.2
Other asset-backed securities	34.8	2.6
Redeemable preferred stocks	131.4	92.1
Total hybrid securities	$354.6	$189.4

Since the embedded derivatives (e.g., change-in-control put option, debt-to-equity conversion, or any other feature unrelated to the credit quality or risk of default of the issuer that could impact the amount or timing of our expected future cash flows) do not have observable intrinsic values, we have elected to record the changes in fair value of these securities through income as a component of net realized gains or losses.
Fixed Maturities  The composition of fixed maturities by maturity at December 31, 2020, was:

(millions)	Cost	Fair Value
Less than one year	$5,734.9	$5,765.4
One to five years	20,769.2	21,377.3
Five to ten years	8,939.8	9,512.2
Ten years or greater	145.2	156.0
Total	$35,589.1	$36,810.9

Asset-backed securities are classified in the maturity distribution table based upon their projected cash flows. All other securities that do not have a single maturity date are reported based upon expected average maturity. Contractual maturities may differ from expected maturities because the issuers of the securities may have the right to call or prepay obligations.

Gross Unrealized Losses The following tables show the composition of gross unrealized losses by major security type and by the length of time that individual securities have been in a continuous unrealized loss position:

	Total No. of Sec.	Total Fair Value	Gross Unrealized Losses	Less than 12 Months			12 Months or Greater
($ in millions)				No. of Sec.	Fair Value	Unrealized Losses	No. of Sec.	Fair Value	Unrealized Losses
December 31, 2020
U.S. government obligations	9	$1,511.0	$(3.7)	9	$1,511.0	$(3.7)	0	$0	$0
State and local government obligations	30	208.7	(0.7)	30	208.7	(0.7)	0	0	0
Corporate debt securities	7	129.4	(0.1)	7	129.4	(0.1)	0	0	0
Residential mortgage-backed securities	21	44.4	(0.9)	0	0	0	21	44.4	(0.9)
Commercial mortgage-backed securities	43	893.3	(10.0)	9	93.6	(0.3)	34	799.7	(9.7)
Other asset-backed securities	22	183.7	(0.5)	9	74.4	(0.1)	13	109.3	(0.4)
Redeemable preferred stocks	1	11.0	(1.4)	0	0	0	1	11.0	(1.4)
Total fixed maturities	133	$2,981.5	$(17.3)	64	$2,017.1	$(4.9)	69	$964.4	$(12.4)

	Total No. of Sec.	Total Fair Value	Gross Unrealized Losses	Less than 12 Months			12 Months or Greater
($ in millions)				No. of Sec.	Fair Value	Unrealized Losses	No. of Sec.	Fair Value	Unrealized Losses
December 31, 2019
U.S. government obligations	23	$5,152.4	$(43.7)	19	$5,057.2	$(43.6)	4	$95.2	$(0.1)
State and local government obligations	67	314.3	(2.7)	52	287.5	(2.6)	15	26.8	(0.1)
Corporate debt securities	16	247.6	(0.5)	12	191.4	(0.5)	4	56.2	0
Residential mortgage-backed securities	41	292.8	(2.0)	12	163.7	(0.9)	29	129.1	(1.1)
Commercial mortgage-backed securities	98	1,742.4	(6.0)	79	1,400.0	(5.3)	19	342.4	(0.7)
Other asset-backed securities	61	1,000.6	(1.4)	43	938.5	(0.9)	18	62.1	(0.5)
Redeemable preferred stocks	1	11.2	(1.3)	0	0	0	1	11.2	(1.3)
Total fixed maturities	307	$8,761.3	$(57.6)	217	$8,038.3	$(53.8)	90	$723.0	$(3.8)

During 2020, we had seven securities that had their credit ratings downgraded, with a combined fair value of $65.0 million and an unrealized loss of $1.6 million as of December 31, 2020, comprised of residential and commercial mortgage-backed securities.

A review of the securities in an unrealized loss position indicated that the issuers were current with respect to their interest obligations and that there was no evidence of deterioration of the current cash flow projections that would indicate we would not receive the remaining principal at maturity.
Allowance For Credit and Uncollectible Losses We are required to measure the amount of potential credit losses for all fixed-maturity securities in an unrealized loss position. We did not record any allowances for credit losses or any write-offs for amounts deemed to be uncollectible during 2020 and did not have a credit loss allowance balance as of December 31, 2020. We considered several factors and inputs related to the individual securities as part of our analysis. The methodology and significant inputs used to measure the amount of credit losses in our portfolio included:

•current performance indicators on the business model or underlying assets (e.g., delinquency rates, foreclosure rates, and default rates);
•credit support (via current levels of subordination);
•historical credit ratings; and
•updated cash flow expectations based upon these performance indicators.

In order to determine the amount of credit loss, if any, we initially reviewed securities in a loss position to determine whether it was likely that we would be required, or intended, to sell any of the securities prior to the recovery of their respective cost bases (which could be maturity). If we were likely to, or intended to, sell prior to a potential recovery, we would write off the unrealized loss. For those securities that we determined we were not likely to, or did not intend to, sell prior to a potential recovery, we calculated the net present value (NPV) of the cash flows expected (i.e., expected recovery value) using the current book yield for each security. The NPV was then compared to the security’s current amortized value to determine if a credit loss existed. In the event that the NPV was below the amortized value, and the amount was determined to be material individually, or in aggregate, a credit loss would be deemed to exist, and either an allowance for credit losses would be created, or if an allowance currently existed, either a recovery of the previous allowance, or an incremental loss, would be recorded to net realized gains (losses) on securities.
As of December 31, 2020, we believe none of the unrealized losses relate to material credit losses on any specific securities, or in the aggregate, based on our review. We continue to expect all the securities in our portfolio to pay their principal and interest obligations.
In addition, we reviewed our accrued investment income outstanding on those securities in an unrealized loss position at December 31, 2020, to determine if the accrued interest amounts were determined to be uncollectible. Based on our analysis, we believe the issuers have sufficient liquidity and capital reserves to meet their current interest, and future principal, obligations and, therefore, did not write off any accrued income as uncollectible at December 31, 2020.
Realized Gains (Losses)  The components of net realized gains (losses) for the years ended December 31, were:

(millions)	2020	2019	2018
Gross realized gains on security sales
Available-for-sale securities:
U.S. government obligations	$612.5	$164.4	$6.7
State and local government obligations	102.4	6.1	9.5
Corporate and other debt securities	161.9	100.1	2.4
Residential mortgage-backed securities	0	0.2	0
Commercial mortgage-backed securities	23.7	8.1	2.0
Other asset-backed securities	0.2	0.8	0.1
Redeemable preferred stocks	0	2.2	4.5
Total available-for-sale securities	900.7	281.9	25.2
Equity securities:
Nonredeemable preferred stocks	24.4	36.2	4.1
Common equities	88.6	61.7	286.6
Total equity securities	113.0	97.9	290.7
Subtotal gross realized gains on security sales	1,013.7	379.8	315.9
Gross realized losses on security sales
Available-for-sale securities:
U.S. government obligations	(9.6)	(20.4)	(98.7)
State and local government obligations	(0.7)	(0.7)	(2.9)
Corporate and other debt securities	(6.5)	(7.9)	(10.4)
Residential mortgage-backed securities	0	(2.3)	(0.1)
Commercial mortgage-backed securities	(12.8)	(2.2)	(6.3)
Other asset-backed securities	0	(0.1)	(1.1)
Redeemable preferred stocks	0	(0.4)	(0.1)
Total available-for-sale securities	(29.6)	(34.0)	(119.6)
Equity securities:
Nonredeemable preferred stocks	(8.7)	(3.2)	(3.9)
Common equities	(60.7)	(8.0)	(21.7)
Total equity securities	(69.4)	(11.2)	(25.6)
Subtotal gross realized losses on security sales	(99.0)	(45.2)	(145.2)
Net realized gains (losses) on security sales
Available-for-sale securities:
U.S. government obligations	602.9	144.0	(92.0)
State and local government obligations	101.7	5.4	6.6
Corporate and other debt securities	155.4	92.2	(8.0)
Residential mortgage-backed securities	0	(2.1)	(0.1)
Commercial mortgage-backed securities	10.9	5.9	(4.3)
Other asset-backed securities	0.2	0.7	(1.0)
Redeemable preferred stocks	0	1.8	4.4
Total available-for-sale securities	871.1	247.9	(94.4)
Equity securities:
Nonredeemable preferred stocks	15.7	33.0	0.2
Common equities	27.9	53.7	264.9
Total equity securities	43.6	86.7	265.1
Subtotal net realized gains (losses) on security sales	914.7	334.6	170.7
Net holding period gains (losses)
Hybrid securities	7.4	18.0	(10.4)
Equity securities	706.5	739.9	(497.5)
Derivatives	1.4	0	0
Subtotal net holding period gains (losses)	715.3	757.9	(507.9)
Other-than-temporary impairment losses
Other asset impairment	0	(63.3)	(68.3)
Subtotal other-than-temporary impairment losses	0	(63.3)	(68.3)
Total net realized gains (losses) on securities	$1,630.0	$1,029.2	$(405.5)
Realized gains (losses) on securities sold are computed using the first-in-first-out method. During 2020, we sold U.S. Treasury securities in order to selectively increase holdings across the remainder of the portfolio, predominantly in our corporate debt securities.
For 2019 and 2018, the other asset impairment losses related to federal renewable energy tax credit fund investments, which were reported in other assets on the consolidated balance sheets, and are based on an analysis that our investments in those funds will not generate the cash flows that we anticipated.
The following table reflects our holding period realized gains (losses) on equity securities recognized for the respective years ended December 31, for equity securities held at the respective year end:

(millions)	2020	2019	2018
Total net gains (losses) recognized during the period on equity securities	$750.1	$826.6	$(232.4)
Less: Net gains (losses) recognized on equity securities sold during the period	43.6	86.7	265.1
Net holding period gains (losses) recognized during the period on equity securities held at period end	$706.5	$739.9	$(497.5)

Net Investment Income  The components of net investment income for the years ended December 31, were:

(millions)	2020	2019	2018
Available-for-sale securities:
Fixed maturities:
U.S. government obligations	$166.3	$268.6	$196.8
State and local government obligations	62.7	36.5	37.7
Corporate debt securities	284.0	268.9	217.9
Residential mortgage-backed securities	11.8	21.6	27.6
Commercial mortgage-backed securities	152.9	150.1	93.9
Other asset-backed securities	96.7	117.3	75.7
Redeemable preferred stocks	14.9	19.0	12.3
Total fixed maturities	789.3	882.0	661.9
Short-term investments	29.0	41.7	52.9
Total available-for-sale securities	818.3	923.7	714.8
Equity securities:
Nonredeemable preferred stocks	60.6	61.8	45.9
Common equities	57.7	56.5	59.8
Total equity securities	118.3	118.3	105.7
Investment income	936.6	1,042.0	820.5
Investment expenses	(20.0)	(24.6)	(24.3)
Net investment income	$916.6	$1,017.4	$796.2
The amount of investment income (interest and dividends) we earn varies based on the average assets held during the year and the book yields of the securities in our portfolio. On a year-over-year basis, investment income decreased 10%, compared to last year, due to a decrease in the portfolio yield, which was partially offset by an increase in average assets. The recurring investment book yield decreased 23%, compared to 2019, as a result of investing cash from operations and reinvesting cash from sales, maturities, paydowns, and other redemptions at market yields that were significantly lower than the portfolio’s overall yield. The income reduction from the negative yield change was partially offset by an increase in income earned as a result of investing the $1.0 billion of proceeds from the debt issued during March 2020, as well as strong premium growth, underwriting profitability, and strong portfolio results, net of common and preferred stock dividends. The year-over-year increase in net investment income in 2019 compared to 2018, was due to a combination of an increase in average assets and an increase in portfolio yields. The decrease in investment expenses in 2020, compared to 2019, primarily reflects lower expenses incurred due to our decision to no longer maintain an actively managed equity portfolio, and lower incentive-based compensation recognized.Derivative Instruments  During 2020, we opened and closed U.S. Treasury Note futures to manage the portfolio duration and recorded a net realized gain of $1.4 million. The maximum notional value held at one time during the year was $114.6 million. At December 31, 2020, 2019, and 2018, we had no open derivative positions.